SHARE-BASED COMPENSATION - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 31, 2025	Apr. 05, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued			10 years
Maximum aggregate number of ordinary shares that can be issued	100,000,000		100,000,000
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval			10.00%
Expiration term of awards granted			10 years
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 0		$ 0
2011 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 0		$ 0	$ 0
Unvested restricted shares	0		0	0
2021 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval			10.00%
Remaining shares available for grant	72,129,000		72,129,000
Expiration term of awards granted			10 years
2021 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term of awards granted			10 years
Period of recognition of unrecognized compensation cost	1 year 9 months
Unrecognized compensation cost	$ 1,851		$ 1,851
2021 Share Incentive Plan [Member] | Share options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested			1 year
2021 Share Incentive Plan [Member] | Share options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested			3 years
2021 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of recognition of unrecognized compensation cost	1 year 10 months 6 days
Unrecognized compensation cost	$ 39,126		$ 39,126
Number of restricted shares, Granted			19,717,509
Number of restricted shares, Vested			10,364,457
Weighted average grant date fair value			$ 1.78	$ 2.49	$ 4.12
Unvested restricted shares	28,777,404		28,777,404	20,253,867
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested			1 year	1 year	1 year
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes vested			3 years	3 years	3 years
2021 Share Incentive Plan [Member] | Restricted shares [Member] | 2022 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Granted		4,350,111
Number of restricted shares, Vested		4,350,111
2021 Share Incentive Plan [Member] | Restricted shares [Member] | Common Stock [Member] | 2022 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value		$ 4.13
2021 Share Incentive Plan [Member] | Restricted shares [Member] | American Depository Shares [Member] | 2022 Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value		$ 12.38